Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,061,826.31

Principal:
Principal Collections	$26,564,641.30
Prepayments in Full	$14,064,968.03
Liquidation Proceeds	$589,913.71
Recoveries	$44,910.17
Sub Total	$41,264,433.21
Collections	$44,326,259.52

Purchase Amounts:
Purchase Amounts Related to Principal	$96,774.83
Purchase Amounts Related to Interest	$1,003.52
Sub Total	$97,778.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,424,037.87

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$44,424,037.87
Servicing Fee	$841,265.57	$841,265.57	$0.00	$0.00	$43,582,772.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,582,772.30
Interest - Class A-2 Notes	$110,161.36	$110,161.36	$0.00	$0.00	$43,472,610.94
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$43,124,235.94
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$43,003,015.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,003,015.27
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$42,935,132.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,935,132.60
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$42,883,831.35
Third Priority Principal Payment	$1,184,449.66	$1,184,449.66	$0.00	$0.00	$41,699,381.69
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$41,637,557.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,637,557.11
Regular Principal Payment	$37,847,260.43	$37,847,260.43	$0.00	$0.00	$3,790,296.68
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,790,296.68
Residual Released to Depositor	$0.00	$3,790,296.68	$0.00	$0.00	$0.00
Total		$44,424,037.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,184,449.66
Regular Principal Payment					$37,847,260.43
Total					$39,031,710.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$39,031,710.09	$72.46	$110,161.36	$0.20	$39,141,871.45	$72.66
Class A-3 Notes	$0.00	$0.00	$348,375.00	$0.75	$348,375.00	$0.75
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$39,031,710.09	$24.24	$760,765.53	$0.47	$39,792,475.62	$24.71

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$281,263,047.76	0.5221144	$242,231,337.67	0.4496591
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$958,703,047.76	0.5953790	$919,671,337.67	0.5711393

Pool Information
Weighted Average APR	3.834%	3.828%
Weighted Average Remaining Term	43.83	43.09
Number of Receivables Outstanding	59,164	57,573
Pool Balance	$1,009,518,680.16	$967,876,272.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$965,604,944.30	$925,948,598.10
Pool Factor	0.6125063	0.5872406

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$14,518,144.09
Yield Supplement Overcollateralization Amount	$41,927,674.42
Targeted Overcollateralization Amount	$48,204,934.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,204,934.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		178	$326,109.77
(Recoveries)		45	$44,910.17
Net Losses for Current Collection Period			$281,199.60
Cumulative Net Losses Last Collection Period			$2,612,104.03
Cumulative Net Losses for all Collection Periods			$2,893,303.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.95%	456	$9,188,777.18
61-90 Days Delinquent	0.09%	41	$916,572.83
91-120 Days Delinquent	0.01%	7	$132,514.12
Over 120 Days Delinquent	0.04%	17	$358,188.18
Total Delinquent Receivables	1.09%	521	$10,596,052.31

Repossession Inventory:
Repossessed in the Current Collection Period		22	$433,520.03
Total Repossessed Inventory		36	$795,650.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2791%
Prior Collection Period			0.2621%
Current Collection Period			0.3413%
Three Month Average			0.2942%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0918%
Prior Collection Period			0.1014%
Current Collection Period			0.1129%
Three Month Average			0.1020%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer